UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and defense (1.2%)

Huntington Ingalls Industries, Inc.	1,690	$231,429

Spirit AeroSystems Holdings, Inc. Class A(NON)	1,630	73,937

		305,366
Air freight and logistics (0.3%)

XPO Logistics, Inc.(NON)	2,310	70,917

		70,917
Airlines (3.5%)

Alaska Air Group, Inc.	3,765	308,805

Allegiant Travel Co.	1,020	181,621

JetBlue Airways Corp.(NON)	18,275	385,968

		876,394
Auto components (5.8%)

Autoliv, Inc. (Sweden)(S)	1,705	202,008

Cooper Tire & Rubber Co.	9,555	353,726

Dana Holding Corp.	17,305	243,827

Goodyear Tire & Rubber Co. (The)	2,370	78,163

Lear Corp.	3,490	387,983

Tenneco, Inc.(NON)	4,155	214,024

		1,479,731
Banks (4.2%)

Comerica, Inc.	7,000	265,090

East West Bancorp, Inc.	5,400	175,392

OFG Bancorp (Puerto Rico)	21,615	151,089

PacWest Bancorp	4,655	172,933

Popular, Inc. (Puerto Rico)	4,412	126,227

Wilshire Bancorp, Inc.	16,890	173,967

		1,064,698
Biotechnology (3.0%)

Eagle Pharmaceuticals, Inc.(NON)	720	29,160

Emergent BioSolutions, Inc.(NON)	14,265	518,533

Myriad Genetics, Inc.(NON)(S)	2,765	103,494

United Therapeutics Corp.(NON)	915	101,958

		753,145
Building products (0.5%)

Fortune Brands Home & Security, Inc.	2,360	132,254

		132,254
Capital markets (4.3%)

AllianceBernstein Holding LP	8,615	201,849

GAMCO Investors, Inc. Class A	1,355	50,216

Lazard, Ltd. Class A	3,380	131,144

OM Asset Management PLC (United Kingdom)	12,510	167,009

Piper Jaffray Cos.(NON)	3,375	167,265

SEI Investments Co.	8,450	363,773

		1,081,256
Chemicals (1.3%)

Cabot Corp.	5,100	246,483

Minerals Technologies, Inc.	1,330	75,611

		322,094
Commercial services and supplies (1.9%)

ACCO Brands Corp.(NON)	19,725	177,131

Deluxe Corp.	3,330	208,092

Herman Miller, Inc.	2,945	90,971

		476,194
Communications equipment (3.6%)

ARRIS International PLC(NON)	3,235	74,146

Brocade Communications Systems, Inc.	28,725	303,911

Ciena Corp.(NON)	3,550	67,521

F5 Networks, Inc.(NON)	1,990	210,642

InterDigital, Inc./PA	2,360	131,334

Plantronics, Inc.	1,310	51,339

Polycom, Inc.(NON)	6,865	76,545

		915,438
Construction and engineering (1.8%)

Dycom Industries, Inc.(NON)(S)	3,275	211,794

EMCOR Group, Inc.	4,900	238,140

		449,934
Consumer finance (0.6%)

Nelnet, Inc. Class A	3,730	146,850

		146,850
Containers and packaging (1.9%)

Berry Plastics Group, Inc.(NON)	3,140	113,511

Owens-Illinois, Inc.(NON)	6,385	101,905

Packaging Corp. of America	4,560	275,424

		490,840
Diversified consumer services (0.8%)

Apollo Education Group, Inc. Class A(NON)	5,635	46,292

H&R Block, Inc.(S)	6,173	163,091

		209,383
Diversified financial services (0.5%)

FactSet Research Systems, Inc.	825	125,012

		125,012
Diversified telecommunication services (0.3%)

Inteliquent, Inc.	4,255	68,293

		68,293
Electronic equipment, instruments, and components (4.0%)

Arrow Electronics, Inc.(NON)	3,520	226,723

Jabil Circuit, Inc.	13,010	250,703

ScanSource, Inc.(NON)	7,455	301,033

Tech Data Corp.(NON)	2,385	183,096

VeriFone Systems, Inc.(NON)	1,785	50,408

		1,011,963
Energy equipment and services (0.7%)

Helmerich & Payne, Inc.(S)	1,460	85,731

Oil States International, Inc.(NON)	2,955	93,142

		178,873
Food products (1.9%)

Omega Protein Corp.(NON)	3,340	56,580

Pilgrim's Pride Corp.(NON)(S)	6,890	175,006

Pinnacle Foods, Inc.	1,630	72,828

Sanderson Farms, Inc.(S)	2,050	184,869

		489,283
Gas utilities (1.1%)

UGI Corp.	6,797	273,851

		273,851
Health-care equipment and supplies (2.7%)

Analogic Corp.	2,660	210,167

Greatbatch, Inc.(NON)	3,380	120,463

Nuvectra Corp.(NON)	1,126	6,092

ResMed, Inc.	5,910	341,716

		678,438
Health-care providers and services (6.6%)

Chemed Corp.	2,765	374,519

LHC Group, Inc.(NON)	3,325	118,237

MEDNAX, Inc.(NON)	4,290	277,220

Owens & Minor, Inc.	6,330	255,859

Patterson Cos., Inc.	7,075	329,200

PharMerica Corp.(NON)	2,490	55,054

Select Medical Holdings Corp.(NON)	25,455	300,624

		1,710,713
Health-care technology (0.6%)

Imprivata, Inc.(NON)	5,225	65,992

Veeva Systems, Inc. Class A(NON)(S)	3,470	86,889

		152,881
Hotels, restaurants, and leisure (2.0%)

Cheesecake Factory, Inc. (The)	4,677	248,302

Marriott Vacations Worldwide Corp.	1,900	128,250

Penn National Gaming, Inc.(NON)	8,470	141,364

		517,916
Household products (0.3%)

Energizer Holdings, Inc.	1,585	64,208

		64,208
Insurance (5.4%)

American Equity Investment Life Holding Co.	8,160	137,088

Assurant, Inc.	1,915	147,742

Horace Mann Educators Corp.	10,115	320,544

Torchmark Corp.	3,520	190,643

Validus Holdings, Ltd.	8,495	400,879

W.R. Berkley Corp.	3,280	184,336

		1,381,232
Internet software and services (1.0%)

IAC/InterActive Corp.	3,030	142,652

Web.com Group, Inc.(NON)	5,150	102,073

		244,725
IT Services (3.7%)

Computer Sciences Corp.	4,075	140,139

CSG Systems International, Inc.	8,235	371,893

ManTech International Corp. Class A	9,190	293,988

Syntel, Inc.(NON)	2,845	142,051

		948,071
Leisure products (0.3%)

Vista Outdoor, Inc.(NON)	1,430	74,231

		74,231
Life sciences tools and services (0.3%)

INC Research Holdings, Inc. Class A(NON)	1,790	73,766

		73,766
Machinery (4.8%)

AGCO Corp.	2,470	122,759

Federal Signal Corp.	5,785	76,709

Hyster-Yale Materials Handling, Inc.	1,700	113,220

Oshkosh Corp.	4,895	200,059

Snap-On, Inc.	955	149,925

Terex Corp.	3,305	82,228

Wabash National Corp.(NON)	13,675	180,510

WABCO Holdings, Inc.(NON)	705	75,379

Wabtec Corp.	2,660	210,911

		1,211,700
Media (0.4%)

Lions Gate Entertainment Corp.	4,130	90,241

		90,241
Multi-utilities (0.9%)

Vectren Corp.	4,575	231,312

		231,312
Multiline retail (0.7%)

Dillards, Inc. Class A	1,965	166,848

		166,848
Oil, gas, and consumable fuels (0.3%)

Aegean Marine Petroleum Network, Inc. (Greece)	10,120	76,608

		76,608
Paper and forest products (1.2%)

Domtar Corp.	7,440	301,320

		301,320
Personal products (0.7%)

Coty, Inc. Class A	3,410	94,900

Herbalife, Ltd.(NON)(S)	1,305	80,336

		175,236
Pharmaceuticals (0.7%)

Jazz Pharmaceuticals PLC(NON)	565	73,761

Lannett Co., Inc.(NON)(S)	2,160	38,729

Sucampo Pharmaceuticals, Inc. Class A(NON)	5,330	58,257

		170,747
Professional services (3.1%)

ICF International, Inc.(NON)	3,840	131,981

ManpowerGroup, Inc.	1,215	98,925

Navigant Consulting, Inc.(NON)	17,240	272,564

On Assignment, Inc.(NON)	2,780	102,638

RPX Corp.(NON)	15,270	171,938

		778,046
Real estate investment trusts (REITs) (0.6%)

Ryman Hospitality Properties	1,665	85,714

Xenia Hotels & Resorts, Inc.	4,450	69,509

		155,223
Real estate management and development (0.6%)

Jones Lang LaSalle, Inc.	1,280	150,170

		150,170
Road and rail (0.5%)

Old Dominion Freight Line, Inc.(NON)	1,825	127,057

		127,057
Semiconductors and semiconductor equipment (6.5%)

Cavium, Inc.(NON)	990	60,548

Cirrus Logic, Inc.(NON)	2,695	98,125

Lam Research Corp.	5,501	454,383

Marvell Technology Group, Ltd.	12,415	127,999

Monolithic Power Systems, Inc.	1,020	64,913

Skyworks Solutions, Inc.	5,610	437,019

Teradyne, Inc.(S)	14,405	311,004

Tessera Technologies, Inc.	3,280	101,680

		1,655,671
Software (0.8%)

Proofpoint, Inc.(NON)	2,425	130,417

Tyler Technologies, Inc.(NON)	640	82,310

		212,727
Specialty retail (5.0%)

Cato Corp. (The) Class A	3,097	119,389

DSW, Inc. Class A	6,335	175,099

Express, Inc.(NON)	5,600	119,896

GameStop Corp. Class A(S)	4,940	156,746

GNC Holdings, Inc. Class A	2,430	77,153

Hibbett Sports, Inc.(NON)	2,705	97,110

Michaels Cos., Inc. (The)(NON)	15,275	427,242

Zumiez, Inc.(NON)	5,060	100,795

		1,273,430
Technology hardware, storage, and peripherals (0.6%)

NCR Corp.(NON)	5,360	160,425

		160,425
Textiles, apparel, and luxury goods (1.2%)

Deckers Outdoor Corp.(NON)	1,466	87,828

G-III Apparel Group, Ltd.(NON)	2,715	132,736

Steven Madden, Ltd.(NON)	2,025	75,006

		295,570
Tobacco (0.5%)

Vector Group, Ltd.	5,120	116,941

		116,941
Trading companies and distributors (0.4%)

Beacon Roofing Supply, Inc.(NON)	2,520	103,345

		103,345

Total common stocks (cost $20,989,380)		$24,220,567

SHORT-TERM INVESTMENTS (10.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	1,489,575	$1,489,575

Putnam Short Term Investment Fund 0.44%(AFF)	1,109,534	1,109,534

Total short-term investments (cost $2,599,109)		$2,599,109

TOTAL INVESTMENTS

Total investments (cost $23,588,489)(b)		$26,819,676

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,344,232.
(b)	The aggregate identified cost on a tax basis is $23,632,673, resulting in gross unrealized appreciation and depreciation of $4,621,251 and $1,434,248, respectively, or net unrealized appreciation of $3,187,003.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$186,767	$2,576,808	$1,654,041	$483	$1,109,534
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,489,575, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,460,466.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,107,350	$—	$—
Consumer staples	845,668	—	—
Energy	255,481	—	—
Financials	4,104,441	—	—
Health care	3,539,690	—	—
Industrials	4,531,207	—	—
Information technology	5,149,020	—	—
Materials	1,114,254	—	—
Telecommunication services	68,293	—	—
Utilities	505,163	—	—
Total common stocks	24,220,567	—	—
Short-term investments	1,109,534	1,489,575	—

Totals by level	$25,330,101	$1,489,575	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016